Condensed consolidated statement of changes in equity - USD ($) $ in Thousands		Total		Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings	Adjustment on initial application of IFRS 15 (net of tax) (Note 4)	Adjustment on initial application of IFRS 15 (net of tax) (Note 4) Retained earnings	Adjustment on initial application of IFRS 9 (net of tax) (Note 4)	Adjustment on initial application of IFRS 9 (net of tax) (Note 4) Retained earnings
Beginning balance at Dec. 31, 2016		$ 1,887,956		$ 173,046	$ 1,215,227	$ 120	$ 0	$ (16,102)	$ 515,665
Profit (loss) for the period		10,088	[1],[2],[3]						10,088
Total other comprehensive income		780	[2]			296			484
Total comprehensive (loss) / income for the period		10,868	[2]			296			10,572
Transactions with owners of the company
Dividends to equity holders (Note 13)		(34,797)							(34,797)
Equity-settled share-based payment (Note 13)		161							161
Total transactions with owners		(34,636)							(34,636)
Ending balance at Jun. 30, 2017		1,864,188		173,046	1,215,227	416	0	(16,102)	491,601
Adjustment on initial application										$ (1,729)	$ (1,729)	$ (16)	$ (16)
Beginning balance adjusted	[4]	1,844,616		173,046	1,215,227	568	0	(16,102)	471,877
Beginning balance at Dec. 31, 2017		1,846,361	[5]	173,046	1,215,227	568	0	(16,102)	473,622
Profit (loss) for the period		(51,602)							(51,602)
Total other comprehensive income		(405)				(44)	(201)		(160)
Total comprehensive (loss) / income for the period		(52,007)				(44)	(201)		(51,762)
Transactions with owners of the company
Dividends to equity holders (Note 13)		(9,490)							(9,490)
Equity-settled share-based payment (Note 13)		37							37
Issue of ordinary shares related to business combinations (Note 13)		553,424		66,102	487,322
Total transactions with owners		543,971		66,102	487,322				(9,453)
Ending balance at Jun. 30, 2018		$ 2,336,580		$ 239,148	$ 1,702,549	$ 524	$ (201)	$ (16,102)	$ 410,662

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated but the opening balance of 2018 has been adjusted following the application of IFRS 15 on Revenue Recognition.
[5]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.